Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Carrying Amount and Fair Value of Financial Instruments

Summary of financial instruments
	Dec. 31, 2011		Dec. 31, 2010
(in millions)	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$90,243	$90,243	$18,549	$18,549
Interest-bearing deposits with banks	36,321	36,382	50,200	50,253
Federal funds sold and securities purchased under resale agreements	4,510	4,510	5,169	5,169
Securities	84,665	84,802	68,950	68,504
Trading assets	7,861	7,861	6,276	6,276
Loans	40,976	41,186	34,163	34,241
Hedging derivatives:
Interest rate contracts	965	965	834	834
Foreign exchange contracts	635	635	2	2
Total hedging derivatives	1,600	1,600	836	836
Other financial assets	9,004	9,004	8,283	8,283
Total financial assets	275,180	275,588	192,426	192,111
Assets of discontinued operations	-	-	278	278
Assets of consolidated investment management funds – primarily trading	11,347	11,347	14,766	14,766
Non-financial assets	38,739		39,789
Total assets	$325,266		$247,259
Liabilities:
Noninterest-bearing deposits	$95,335	$95,335	$38,703	$38,703
Interest-bearing deposits	123,759	123,760	106,636	107,417
Federal funds purchased and securities sold under repurchase agreements	6,267	6,267	5,602	5,602
Trading liabilities	8,071	8,071	6,911	6,911
Payables to customers and broker-dealers	12,671	12,671	9,962	9,962
Borrowings	2,376	2,376	2,997	2,997
Long-term debt	19,933	20,459	16,517	17,120
Hedging derivatives:
Interest rate contracts	298	298	44	44
Foreign exchange contracts	21	21	116	116
Total hedging derivatives	319	319	160	160
Total financial liabilities	268,731	269,258	187,488	188,872
Liabilities of consolidated investment management funds – primarily trading	10,085	10,085	13,563	13,563
Non-financial liabilities	12,249		13,051
Total liabilities	$291,065		$214,102

Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of the Hedge and Estimated Fair Value of Derivatives

The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the estimated fair value (unrealized gain (loss)) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
At Dec. 31, 2011:
Interest-bearing deposits with banks	$8,789	$8,789	$441	$(17)
Securities available-for-sale	4,354	4,009	-	(289)
Deposits	10	10	1	-
Long-term debt	15,048	14,262	964	(9)
At Dec. 31, 2010:
Interest-bearing deposits with banks	$6,763	$6,763	$-	$-
Securities available-for-sale	2,170	2,168	51	(3)
Deposits	27	25	3	-
Long-term debt	12,540	11,774	780	(41)